Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Accounting Policies [Abstract]
Asset impairment charges	$ 0	$ 0
Uncertain tax positions	0		$ 0
Debt issuance costs, net	$ 1,467,959		$ 1,215,000
Minimum
Accounting Policies [Abstract]
Property and equipment, useful lives	5 years
Maximum
Accounting Policies [Abstract]
Property and equipment, useful lives	15 years
Other Long Term Assets
Accounting Policies [Abstract]
Deferred offering costs	$ 1,500,000	$ 0
Pro Forma
Accounting Policies [Abstract]
Debt issuance costs, net	$ 1,467,959
IPO | Pro Forma
Accounting Policies [Abstract]
Common stock, issued upon conversion	5,564,552